Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following components:

	For the years ended December 31,
	2023	2024	2025
Current income tax expenses	$-	$-	$-
Deferred income tax expenses	3,787,692	-	-
Total income tax expenses	$3,787,692	$-	$-

Schedule of a Reconciliation between the Group’s Actual Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended December 31,
	2023	2024	2025
Loss before income tax	$(23,218,076)	$(14,551,328)	$(101,826,416)
Loss tax expense at statutory tax rate	(5,804,519)	(3,637,833)	(25,456,604)
Additional deduction for R&D expenses	(11,671,270)	(7,426,068)	-
Investment loss/(income)	(18,886)	20,405	-
Non-deductible expenses	222,400	111,079	296,956
Tax effect of tax rate in a different jurisdiction	139,523	2,175,361	2,741,669
Effect of preferential tax rates	7,904,562	(2,388,224)	2,024,318
Deferred tax effect of tax rate change	-	(715,120)	-
Change in valuation allowance	15,011,112	(4,148,501)	4,378,640
Write-off of net operating loss (“NOL”)	78,655	123,034	-
Prior year true-up of NOL	(2,073,885)	15,885,867	16,014,986
Income tax expense	$3,787,692	$-	$-

Schedule of Significant Components of Net Deferred Tax Assets

The significant components of the net deferred tax assets are summarized below:

	As of December 31,
	2024	2025
Deferred tax assets:
Tax losses	$10,574,640	$5,298,347
Allowance for credit losses	1,866,187	2,730,841
Accrued expenses	854,045	1,462,159
Written-down of inventories	312,247	333,689
Non-deductible education expense	713	745
Advertising costs	200	209
Lease liabilities	189,650	9,011
Amortization of intangible assets	994,517	903,091
Valuation allowance	(14,590,077)	(10,728,558)
Total deferred tax assets	$202,122	$9,534
Deferred tax liabilities:
Right-of-use assets	(202,122)	(9,534)
Deferred tax assets, net	$-	$-

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,
	2024	2025
Balance at the beginning of the year	$18,479,549	$14,590,077
Current year addition	984,663	(4,259,475)
Current year reduction	(5,133,164)	4,063,486
Deferred tax effect of tax rate change	715,119	-
Exchange rate effect	(456,090)	(3,665,530)
Balance at the end of the year	$14,590,077	$10,728,558

Schedule of Net Operating Loss Carryforwards

As of December 31, 2025, net operating loss carryforwards from PRC will expire, if unused, in the following amounts:

2026	$528,877
2027	327,944
2028	734,400
2029	19,467,792
2030	5,272,131
Thereafter	81,768,701
Total	$108,099,845